Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Professional fees		$ 91,985	$ 193,281
Consulting fees		126,491	80,013
Research and development billings	$ 1,687,011	595,465	51,806
General expenses		256,463	1,778
Insurance premiums	1,438,901	945,928
Payroll and benefits	134,704	482,237
Accrued license payments	20,487	5,000	42,300
Total accounts payable and accrued expenses	$ 3,747,838	$ 2,503,569	369,177
Adjustment for rounding
Total accounts payable and accrued expenses			$ 369,178